Rule 497(e)
File Nos. 002-89550
811-03972

FutureFunds Series Account of
Great-West Life & Annuity Insurance Company

Supplement dated October 16, 2009 to
Prospectus dated May 1, 2009

This supplement adds certain information to and amends certain information contained in the Prospectus dated May 1, 2009.  Please read it carefully and keep it with your Prospectus for future reference.

Effective September 23, 2009, the names of the following Eligible Funds (the “Alger Portfolios”) available in the Prospectus have been changed:

Old Name		New Name
Alger American MidCap Growth Portfolio	to	Alger Mid Cap Growth Portfolio
Alger American Balanced Portfolio	to	Alger Balanced Portfolio

Also effective September 23, 2009, Class O shares of the Alger Portfolios were re-classified as Class I-2 shares.

In addition, all references in the Prospectus to “Alger American Fund” are changed to “Alger Portfolios.”

This Supplement must be accompanied by or read in conjunction with the current Prospectus, dated May 1, 2009, and should be retained for future reference.